RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Rental expenses from related parties				¥ 1,100,304		¥ 1,100,304		¥ 1,100,304
Guarantor Obligations, Guarantee Fee Income Receivable				148,903,168		227,468,951
Guarantor Obligations, Carrying Value				92,404,069		148,187,615
Guarantor Obligations, Current Carrying Value				26,639,131		28,033,530				$ 3,874,501
Reversion Of Unamortised Redemption Guarantee Liabilities			¥ 22,119,127	28,965,510		13,609,729
Reversion Of Unamortized Redemption Guarantee Assets			20,409,535	34,283,915		12,258,412
Other Income			¥ 1,709,592	5,318,405		1,351,317
Guarantor Obligations Proceeds Of Guarantee Fee				29,460,673		52,586,819
Payments for Other Fees				19,741,927		8,375,075		0
Payments Made in Advance related to Service Fee	¥ 76,356,466	$ 11,200,000
Proceeds from Sale of Equity Method Investments						28,634	$ 4,383
Escrow Service Expenses				¥ 20,842,153		2,735,269		0
Lessor, Operating Lease, Term of Contract				10 years						10 years
Construction in Progress, Gross				¥ 1,246,173,113		647,664,933
Poyang Luohong Power Co Ltd [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				51.00%						51.00%
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees				¥ 8,375,075		19,741,927
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties				1,100,304		1,100,304		1,100,304
Guarantor Obligations, Current Carrying Value				4,070,000,000						$ 592,500,000
Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				38,895,833	$ 38,895,833	453,251,266	$ 453,251,266	35,181,217	$ 35,181,217
Related Party Transaction, Other Revenues from Transactions with Related Party				26,229,524		64,225,858		9,641,685
Revenue from Rental Services				2,177,280		2,142,018		345,600
Construction in Progress, Gross				25,769,137
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $									$ 297,300,000
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				1,416,020,214		1,219,803,260		0
ReneSola [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				47,388		6,474,041		0
Related Party Costs				0		2,866,904		0
Gansu Heihe [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				¥ 0		¥ 0		¥ 102,998,133